Deferred tax assets (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredTaxesLineItems [Line Items]
Net deferred tax assets	€ 4,269	€ 4,286
Deferred tax assets	4,078	3,790
Italy [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax assets	€ 2,070	€ 1,690